Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 1,260	$ 4,248
Marketable securities (including related parties)	102	351
Prepaid expenses and other current assets	411	367
Total current assets	1,773	4,966
NON-CURRENT ASSETS:
Restricted deposits	314	301
Long-term loan	54
Right-of-use asset	2,788	3,212
Property and equipment, net	2,858	2,344
Total non-current assets	6,014	5,857
Total assets	7,787	10,823
CURRENT LIABILITIES:
Accounts payables and accruals	927	1,783
Other liabilities	192	193
Trade payables	166	154
Current lease liability	386	355
Total current liabilities	1,671	2,485
NON-CURRENT LIABILITIES
Long term lease liability	2,069	2,456
Total non-current liabilities	2,069	2,456
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
SHAREHOLDERS’ EQUITY
Ordinary shares – no par value, Authorized 5,000,000,000 shares. Issued and outstanding 349,603,759 and 251,756,047 at December 31, 2024 and December 31, 2023, respectively
Additional paid in capital	82,744	76,058
Accumulated deficit	(78,697)	(70,176)
Total shareholders’ equity	4,047	5,882
Total liabilities and shareholders’ equity	$ 7,787	$ 10,823